Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 51,584		$ 54,657		$ 61,035	[1],[2]
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,739	[3]	12,545	[3]	15,221	[2],[3]
Euro [Member] | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,919		$ 9,369		$ 11,388

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[3]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $8.9 billion in 2013, $9.4 billion in 2012 and $11.4 billion in 2011.